CONVERTIBLE PREFERRED SHARES (Details) $ / shares in Units, $ in Thousands		1 Months Ended	2 Months Ended	12 Months Ended
	May 03, 2022 shares	Dec. 31, 2020 USD ($) $ / shares shares	Feb. 29, 2020 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2021 $ / shares
CONVERTIBLE PREFERRED SHARES
Total cash consideration | $					$ 29,792
Conversion of preferred shares (in shares) | shares	7,820,914
Dividend rate percentage				6.00%
Conversion ratio				1
Series A convertible preferred shares
CONVERTIBLE PREFERRED SHARES
Number of shares issued | shares			2,377,642
Par value per share | $ / shares			$ 0.0001	$ 0.0001		$ 0.0001
Price per share | $ / shares			$ 3.7036
Total cash consideration | $			$ 6,792
Debt amount converted to convertible preferred shares | $			$ 2,014
Series B convertible preferred shares
CONVERTIBLE PREFERRED SHARES
Number of shares issued | shares		5,443,272
Par value per share | $ / shares		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Price per share | $ / shares		$ 4.2254			$ 4.2254
Total cash consideration | $		$ 23,000